Financial Risk Management - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Carrying amount, other payables	$ 6,918,641	$ 1,147,631
Carrying amount, amount due to related parties		4,993
Carrying amount, lease liability	1,128,965
Total carrying amount	8,047,606	1,152,624
Non-derivative financial liabilities, undiscounted cash flows, other payables	6,918,641	1,147,631
Non-derivative financial liabilities, undiscounted cash flows, amount due to related parties		4,993
Non-derivative financial liabilities, undiscounted cash flows, lease liability	1,128,965
Non-derivative financial liabilities, undiscounted cash flows	8,047,606	1,152,624
Within 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows, other payables	6,918,641	1,147,631
Non-derivative financial liabilities, undiscounted cash flows, amount due to related parties		4,993
Non-derivative financial liabilities, undiscounted cash flows, lease liability	260,429
Non-derivative financial liabilities, undiscounted cash flows	7,179,070	$ 1,152,624
Within 1 to 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows, lease liability	868,536
Non-derivative financial liabilities, undiscounted cash flows	$ 868,536